Shareholder Report, Holdings (Details) - C000014262	Jun. 30, 2025
Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	(4.00%)
Not Rated
Holdings [Line Items]
Percent of Total Investments	3.20%
CCC or Lower
Holdings [Line Items]
Percent of Total Investments	0.20%
B
Holdings [Line Items]
Percent of Total Investments	0.90%
BB
Holdings [Line Items]
Percent of Total Investments	1.30%
BBB
Holdings [Line Items]
Percent of Total Investments	18.60%
A
Holdings [Line Items]
Percent of Total Investments	15.40%
AA
Holdings [Line Items]
Percent of Total Investments	58.20%
AAA
Holdings [Line Items]
Percent of Total Investments	6.20%
AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.00%
AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.80%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.50%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.60%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.10%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	22.00%
AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.90%